JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10179

August 26, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”),
on behalf of the JPMorgan Global Allocation Fund and
the JPMorgan Income Builder Fund (the “Funds”)
File No. 333-103022

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on August 20, 2019.

Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.

Very truly yours,

/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase